Goodwill and Other Intangibles - Schedule of Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill beginning balance	$ 1,373,621
Goodwill from acquisition of PVBJ Inc.		1,373,621
Adjustments
Goodwill ending balance	$ 1,373,621	$ 1,373,621